Employee benefits (Tables)	12 Months Ended
Dec. 31, 2023
Employee benefits
Schedule of employee benefits

	2023	2022	2021
Wages and salaries	21,972	23,370	17,882
Social security contributions	3,002	3,098	2,332
Termination benefits	2,134	0	0
	27,108	26,468	20,214